Derivatives Warrant Liabilities (Details) - Schedule of Fair Value Changes of the Series A Warrants - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Fair Value Changes of the Series A Warrants [Abstract]
Balance as of December 31, 2023	$ 1,564,773
Change in fair value	(67,227)
Balance as of June 30, 2024	$ 1,497,546